UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Gabriel Capital Corp.

Address:   450 Park Avenue
           New York, NY  10022

13F File Number:   28-4341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:


Name:     J. Ezra Merkin
Title:    President
Phone:    212-838-7200

Signature, place and date of signing:



/s/ J. Ezra Merkin         New York, New York         February 11, 2000

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Gabriel Capital Corp.
28-4341

Report Summary:

   Number of Other Included managers:                 1
   Form 13F Information Table Entry Total:           45
   Form 13F Information Table Value Total:     $232,794  (thousands)

List of Other Included Managers:

   No.  13F File No.   Name

   01   28-6882        STEPHEN FEINBERG

                          FORM 13F INFORMATION TABLE

Gabriel Capital Corp.
28-4341

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC                      COM              008117103     1542    27625 SH       SOLE                    27625
AGCO CORP                      COM              001084102     1641   122150 SH       SOLE                   122150
AMERICAN BANCSHARES INC FLA    COM              02408H106     1420   118300 SH       SOLE                   118300
AMERICAN PAC CORP              COM              028740108    12144  1428697 SH       SOLE                  1428697
ANB CORP                       COM              001926104     1093    27500 SH       SOLE                    27500
ANIXTER INTL INC               COM              035290105     1654    80175 SH       SOLE                    80175
BANKNORTH GROUP INC DEL        COM              06646L100     1605    60000 SH       SOLE                    60000
BEVERLY ENTERPRISES INC        COM              087851309     1747   399375 SH       SOLE                   399375
BOEING CO                      COM              097023105     1607    38775 SH       SOLE                    38775
BROOKE GROUP LTD               COM              112525100      352    23541 SH       DEFINED 01                       23541
BURLINGTON INDS INC            COM              121693105      634   158475 SH       SOLE                   158475
CALIFORNIA COASTAL CMNTYS INC  COM              129915203      654   100571 SH       DEFINED 01                      100571
COAST FEDERAL LITIGATION TR    RT               19034Q110     1503  1001800 SH       SOLE                  1001800
CRONOS GROUP N V               COM              L20708100      400    80000 SH       DEFINED 01                       80000
CYTEC INDS INC                 COM              232820100     1160    50425 SH       SOLE                    50425
DELTA & PINE LAND CO           COM              247357106     4940   284300 SH       SOLE                   284300
FIDELITY FINL OHIO INC         COM              31614P107     2495   139600 SH       SOLE                   139600
FIRST PL FINL CORP             COM              336107107     5429    70500 SH       SOLE                    70500
FIRST SECURITY CORP DEL        COM              336294103    13172   515900 SH       SOLE                   515900
FRIENDLY ICE CREAM CORP NEW    COM              358497105       95    21827 SH       DEFINED 01                       21827
GENERAL INSTR CORP DEL         COM              370120107    19355   227700 SH       SOLE                   227700
GENESYS TELECOMMUNICATION LABS COM              371931106     4541    84100 SH       SOLE                    84100
GOLDEN ST BANCORP INC          WT EXP 000000    381197136     4198  4798000 SH       SOLE                  4798000
GTE CORP                       COM              362320103    24591   348500 SH       SOLE                   348500
JSB FINANCIAL INC              COM              46624M100     3662    70600 SH       SOLE                    70600
KENNAMETAL INC                 COM              489170100      581    17275 SH       SOLE                    17275
LUBRIZOL CORP                  COM              549271104     1331    43100 SH       SOLE                    43100
MERCHANTS BANCORP INC DEL      COM              588438101     2216    78100 SH       SOLE                    78100
MIDAMERICAN ENERGY HOLDINGS    COM              59562V107    10113   300200 SH       SOLE                   300200
NORTH CNTY BANCORP             COM              658810106      904    43300 SH       SOLE                    43300
OPTICAL COATING LAB INC        COM              683829105    29600   100000 SH       SOLE                   100000
PENN TRAFFIC CO NEW            COM              707832200      414    46000 SH       DEFINED 01                       46000
PRIME BANCSHARES INC TEXAS     COM              74157H108     3154   131400 SH       SOLE                   131400
QUANTUM CORP                   COM DSSG         747906204     1136    75075 SH       SOLE                    75075
QUEST DIAGNOSTICS INC          COM              74834L100      791    25875 SH       SOLE                    25875
RAMTRON INTL CORP              COM              751907106      693   106649 SH       DEFINED 01                      106649
RELIANCE BANCORP INC           COM              759451107     1577    45700 SH       SOLE                    45700
REPUBLIC N Y CORP              COM              760719104    14760   205000 SH       SOLE                   205000
STATEWIDE FINL CORP            COM              857914105     3508   139551 SH       SOLE                   139551
STROUDS INC                    COM              863451100       72    31000 SH       SOLE                    31000
TERRA NOVA BERMUDA HLDGS LTD   COM              G87615103     5085   169500 SH       SOLE                   169500
U S  WEST INC                  COM              91273H101    18000   250000 SH       SOLE                   250000
UCAR INTL INC                  COM              90262K109     1433    80475 SH       SOLE                    80475
WARNER LAMBERT CO              COM              934488107    20484   250000 SH       SOLE                   250000
WATKINS JOHNSON CO             COM              942486101     5308   132700 SH       SOLE                   132700